Gratuity and other post-employment benefit plans	12 Months Ended
Mar. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Gratuity and other post-employment benefit plans
40	Gratuity and other post-employment benefit plans
Retirement benefit in the form of provident fund is a defined contribution scheme. The contributions to the provident fund are charged to the statement of profit or loss for the year when the contributions are due. The Group has no obligation, other than the contribution payable to the provident fund.
The Group has a defined benefit gratuity plan. Gratuity is computed as 15 days’ salary, for every completed year of service or part thereof in excess of 6 months and is payable on retirement/termination/resignation. The benefit vests on the employees after completion of 5 years of service. The Gratuity liability has not been externally funded. Group makes provision of such gratuity liability in the books of accounts on the basis of actuarial valuation as per the projected unit credit method.
The following tables summarise the components of net benefit expense recognised in the statement of profit or loss and the unfunded status and amounts recognised in the statement of financial position for gratuity.

a) Statement of profit or loss and OCI

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Net employees benefit expense recognised in employee cost
Current service cost	31	25	25
Interest cost on benefit obligation	7	6	5

Net benefit expense*	38	31	30

* This amount is inclusive of amount capitalised in different projects.

Net (expense) / income recognised in OCI	(8)	(13)	14
b) Statement of financial position

	As at 31 March 2021	As at 31 March 2020
Defined benefit liability
Present value of unfunded obligation	150	108

Net liability	150	108

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	108	75	53
Current service cost	31	25	25
Interest cost	7	6	5
Benefits paid	(6)	(10)	(0)
Liabilities assumed / (settled)	—	(1)	—
Remeasurements during the year due to:
- Experience adjustments	7	2	(14)
- Change in financial assumptions	—	11	—
- Change in demographic assumptions	—	0	(0)
Liabilities net of planned assets assumed under business combination	3	—	—
Assets extinguished on curtailments/settlements	—	—	6

Closing defined benefit obligation	150	108	75

Since the entire amount of plan obligation is unfunded therefore changes in fair value of plan assets, categories of plan assets as a percentage of the fair value of total plan assets and Group’s expected contribution to the plan assets for the next year is not given.

c) Principal assumptions used in determining gratuity obligations

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Discount rate	6.85%	6.85%	7.75%
Salary escalation	10.00%	10.00%	10.00%
The estimates of future salary increases considered in actuarial valuation take account of inflation, total amount of inflation, seniority, promotion and other relevant factors, such as supply and demand in the employment market.
The Group regularly assesses these assumptions with the projected long-term plans and prevalent industry standards. The impact of sensitivity due to changes in the significant actuarial assumptions on the defined benefit obligations is given in the table below:

Particulars	Change in assumptions	For the year ended
		31 March 2021	31 March 2020	31 March 2019
Discount rate	+ 0.5%	141	110	66
	- 0.5%	159	97	76
Salary escalation	+ 0.5%	156	110	74
	- 0.5%	144	97	67
The sensitivity analysis above has been determined based on a method that extrapolates the impact on defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the year.
d) Projected plan cash flow
The table below shows the expected cash flow profile of the benefits to be paid to the current membership of the plan based on past service of the employees as at the valuation date:

Maturity profile	As at 31 March 2021	As at 31 March 2020
Within next 12 months	7	5
From 2 to 5 years	37	27
From 6 to 9 years	40	36
10 years and beyond	330	226
The weighted average duration to the payment of these cash flows is 13 years (31 March 2020: 13.32 years).
e) Risk analysis
The Group is exposed to a number of risks in the defined benefit plans. Most significant risks pertaining to defined benefits plans and management estimation of the impact of these risks are as follows:
i) Inflation risk:
Currently the Group has not funded the defined benefit plans. Therefore, the Group will have to bear the entire increase in liability on account of inflation.

ii) Longevity risk / life expectancy:
The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and at the end of the employment. An increase in the life expectancy of the plan participants will increase the plan liability.
iii) Salary growth risk:
The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. An increase in the salary of the plan participants will increase the plan liability
.
Defined contribution plan

	For the year ended
	31 March 2021	31 March 2020	31 March 2019
Contribution to provident fund and other fund charged to statement of profit or loss (inclusive of amount capitalised in different projects)	108	89	70